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May 06, 2013

BEIJING BRUSSELS FRANKFURT HONG KONG LONDON

VIA EDGAR Securities and Exchange Commission 100 F Street, NE		MOSCOW MUNICH PARIS SÃO PAULO SHANGHAI SINGAPORE SYDNEY TOKYO TORONTO VIENNA
Washington, DC 20549

Attn:	Office of Filings, Information & Consumer Services

Re:	The GAMCO Growth Fund (the “Fund”)

(File Nos. 33-10583 and 811-04873)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund does not differ from those contained in Post-Effective Amendment No. 35 to the Fund’s Registration Statement on Form N-1A (the “Amendment”). The Amendment was filed electronically on April 30, 2013 (Accession # 0001193125-13-186261).

If your staff has any questions or comments concerning this filing, they should call me at (212) 735-2790.

Very truly yours,

/s/ Richard T. Prins
Richard T. Prins

Enclosures

cc:	Bruce Alpert

Agnes Mullady

Sonia Kothari

Helen Robichaud

Arlene Lonergan